UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: February 29

Date of reporting period: August 31, 2022

Item 1. REPORT TO STOCKHOLDERS.

(a)

Semi-Annual Report 2022
For the fiscal period from March 1, 2022 through August 31, 2022
(Unaudited)

                   Arin Large Cap Theta Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Arin Large Cap Theta Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Arin Large Cap Theta Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Arin Large Cap Theta Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Arin Large Cap Theta Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at https://docs.nottinghamco.com/Arin or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Arin Large Cap Theta Fund:

See Our Web site @ arinllc.com
or
Call Our Shareholder Services Group at 800-773-3863.

Rev. 06/2020
FACTS	WHAT DOES THE ARIN LARGE CAP THETA FUND DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■Social Security number and assets
■Account balances and transaction history
■Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Arin Large Cap Theta Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-773-3863

Who we are
Who is providing this notice?	The Starboard Investment Trust, on behalf of the Arin Large Cap Theta Fund, a series of the Trust.

What we do
How does the Arin Large Cap Theta Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
We require any companies that help provide our services to you to protect the confidentiality of the personal information they receive.

How does the Arin Large Cap Theta Fund collect my personal information?
We collect your personal information, for example, when you
■ Open an account or give us your account information
■ Make deposits or withdrawals from our account
■ Pay us by check or make a wire transfer
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
■ Affiliates from using your information to market to you
■ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Arin Risk Advisors, LLC, the investment advisor, is an affiliate of the Arin Large Cap Theta Fund.
Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ The Arin Large Cap Theta Fund does not share information with nonaffiliates so they can market to you.

Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Arin Large Cap Theta Fund does not jointly market.

Arin Large Cap Theta Fund

Schedule of Investments
(Unaudited)

As of August 31, 2022
		Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)

CALL OPTIONS PURCHASED - 33.12%
*	S&P 500 Index Call Option (a)	92	$ 200	9/16/2022	$ 36,386,000	$ 34,512,420
*	S&P 500 Index Call Option (a)	68	2,000	10/21/2022	26,894,000	25,479,260

	Total Call Options Purchased (Premiums Paid $60,717,508)					59,991,680

PUT OPTIONS PURCHASED - 206.08%
*	S&P 500 Index Put Option (a)	100	3,950	9/3/2022	39,550,000	292,000
*	S&P 500 Index Put Option (a)	1,500	1,900	9/16/2022	593,250,000	3,750
*	S&P 500 Index Put Option (a)	11	6,800	9/16/2022	4,350,500	3,125,375
*	S&P 500 Index Put Option (a)	8	7,000	9/16/2022	3,164,000	2,432,960
*	S&P 500 Index Put Option (a)	112	7,200	9/16/2022	44,296,000	36,297,520
*	S&P 500 Index Put Option (a)	597	7,400	9/16/2022	236,113,500	205,409,790
*	S&P 500 Index Put Option (a)	1,500	1,900	10/21/2022	593,250,000	63,750
*	S&P 500 Index Put Option (a)	67	7,200	10/21/2022	26,498,500	21,611,185
*	S&P 500 Index Put Option (a)	283	7,600	10/21/2022	111,926,500	102,557,785
*	S&P 500 Index Put Option (a)	2,500	1,900	11/18/2022	988,750,000	293,750
*	S&P 500 Index Put Option (a)	3,000	1,900	12/16/2022	1,186,500,000	735,000
*	S&P 500 Index Put Option (a)	1,000	1,900	1/20/2023	395,500,000	435,000

	Total Put Options Purchased (Premiums Paid $367,608,074)					373,257,865

Investments, at value (Cost $428,325,582) - 239.20%						$433,249,545

Options Written (Premiums Received $233,154,179) - (140.57)%						(254,606,000)

Other Assets Less Liabilities - 1.37%						2,481,550

Net Assets - 100%						$181,125,095

See Notes to Financial Statements						(Continued)

Arin Large Cap Theta Fund

Schedule of Investments - Schedule of Options Written
(Unaudited)

As of August 31, 2022
			Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)

CALL OPTIONS WRITTEN - 0.01%
	*	S&P 500 Index Call Option (a)	100	$ 4,075	9/3/2022	$ 39,550,000	$ 20,750
	*	S&P 500 Index Call Option (a)	68	7,200	10/21/2022	26,894,000	1,190
	*	S&P 500 Index Call Option (a)	92	7,000	9/16/2022	36,386,000	230

		Total Call Options Written (Premiums Received $104,783)					22,170

PUT OPTIONS WRITTEN - 140.56%
	*	S&P 500 Index Put Option (a)	100	3,900	9/3/2022	39,550,000	112,000
	*	S&P 500 Index Put Option (a)	460	4,445	9/3/2022	181,930,000	22,730,900
	*	S&P 500 Index Put Option (a)	92	200	9/16/2022	36,386,000	230
	*	S&P 500 Index Put Option (a)	2,500	1,800	9/16/2022	988,750,000	6,250
	*	S&P 500 Index Put Option (a)	537	6,400	9/16/2022	212,383,500	131,113,920
	*	S&P 500 Index Put Option (a)	44	6,500	9/16/2022	17,402,000	11,183,260
	*	S&P 500 Index Put Option (a)	55	6,700	9/16/2022	21,752,500	15,077,150
	*	S&P 500 Index Put Option (a)	3,000	1,800	10/1/2022	1,186,500,000	97,500
	*	S&P 500 Index Put Option (a)	68	200	10/21/2022	26,894,000	170
	*	S&P 500 Index Put Option (a)	42	6,400	10/21/2022	16,611,000	10,200,330
	*	S&P 500 Index Put Option (a)	221	6,600	10/21/2022	87,405,500	58,077,695
	*	S&P 500 Index Put Option (a)	2	6,800	10/21/2022	791,000	565,430
	*	S&P 500 Index Put Option (a)	12	7,000	10/21/2022	4,746,000	3,631,620
	*	S&P 500 Index Put Option (a)	5	7,400	10/21/2022	1,977,500	1,712,375
	*	S&P 500 Index Put Option (a)	1,000	1,700	11/18/2022	395,500,000	75,000

		Total Put Options Written (Premiums Received $233,049,396)					254,583,830

	Total Options Written (Premiums Received $233,154,179)						$254,606,000

		Summary of Investments
		(Unaudited)		% of Net
				Assets	Value
		Call Options Purchased		33.12%	$ 59,991,680
		Put Options Purchased		206.08%	373,257,865
		Call Options Written		-0.01%	(22,170)
		Put Options Written		-140.56%	(254,583,830)
		Other Assets Less Liabilities		1.37%	2,481,550
		Total Net Assets		100.00%	$181,125,095

*	Non-income producing investment
(a)	Counterparty is Interactive Brokers LLC.

See Notes to Financial Statements

Arin Large Cap Theta Fund

Statement of Assets and Liabilities
(Unaudited)

As of August 31, 2022

Assets:
Investments, at value (cost $428,325,582)	$433,249,545
Deposits with broker for options	613,613
Due from custodian	2,589,321
Receivables:
Investments sold	3,825,000
Interest	2,847

Total assets	440,280,326

Liabilities:
Options written, at value (premiums received $233,154,179)	254,606,000
Payables:
Investments purchased	4,387,500
Accrued expenses:
Advisory fees	123,368
Administration fees	38,346
Distribution and service fees - Advisor Class Shares	17

Total liabilities	259,155,231

Net Assets	$181,125,095

Net Assets Consist of:
Paid in Interest	$203,379,630
Accumulated Deficit	(22,254,535)

Total Net Assets	$181,125,095

Institutional shares outstanding, no par value (unlimited authorized shares)	19,013,869
Net Assets	$181,082,447
Net Asset Value, Offering Price and Redemption Price Per Share	$9.52

Advisor shares outstanding, no par value (unlimited authorized shares)	4,558
Net Assets	$42,648
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.36

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Notes to Financial Statements

Arin Large Cap Theta Fund

Statement of Operations
(Unaudited)

For the fiscal period ended August 31, 2022

Investment Income:
Interest	$3,190

Total Investment Income	3,190

Expenses:
Advisory fees (note 2)	374,519
Administration fees (note 2)	213,576
Distribution and service fees - Advisor Class Shares (note 4)	285

Total Expenses	588,380

Net Investment Loss	(585,190)

Realized and Unrealized Gain (Loss) on Investments and Options Written

Net realized gain (loss) from:
Investments	(23,293,605)
Options Written	20,119,276
Net realized loss on investments and options written	(3,174,329)

Change in unrealized appreciation (depreciation) on:
Investments	5,026,866
Options Written	(17,779,161)
Net change in unrealized depreciation on investments and options written	(12,752,295)

Net Realized and Unrealized Loss on Investments, Options Written, and Securities Sold Short	(15,926,624)

Net Decrease in Net Assets Resulting from Operations	$(16,511,814)

See Notes to Financial Statements

Arin Large Cap Theta Fund

Statements of Changes in Net Assets

		August 31,		February 28,
For the fiscal year or period ended		2022	(a)	2022

Operations:
Net investment loss		$(585,190)		$(1,152,516)
Net realized loss from investments and
options written		(3,174,329)		(3,290,885)
Net change in unrealized appreciation (depreciation)
on investments and options written		(12,752,295)		1,697,139

Net Increase (Decrease) in Net Assets Resulting from Operations		(16,511,814)		(2,746,262)

Total Distributions Paid to Shareholders:
Institutional Class Shares		-		(11,056,262)
Advisor Class Shares		-		(3,731)

Net Decrease in Net Assets Resulting from Distributions		-		(11,059,993)

Beneficial Interest Transactions:
Shares sold		21,777,727		66,469,948
Reinvested distributions		-		10,002,032
Shares repurchased		(13,127,187)		(40,621,230)

Net Increase in Net Assets from Beneficial Interest Transactions		8,650,540		35,850,750

Net Increase in Net Assets		(7,861,274)		22,044,495

Net Assets:
Beginning of Period		188,986,369		166,941,874
End of Period		$181,125,095		$188,986,369

	August 31,		February 28,
Share Information:	2022 (a)		2022
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,454,878	$14,821,386	6,051,306	$66,463,448
Reinvested distributions	-	-	938,786	9,998,301
Shares repurchased	(618,423)	(6,168,924)	(3,582,998)	(40,602,496)
Net Increase in Shares
of Beneficial Interest	836,455	$8,652,462	3,407,094	$35,859,253

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	20,918	$217,196	636	$6,500
Reinvested distributions	-	-	356	3,731
Shares repurchased	(22,245)	(219,118)	(1,666)	(18,734)
Net Decrease in Shares
of Beneficial Interest	(1,327)	$(1,922)	(674)	$(8,503)

(a) Unaudited.

See Notes to Financial Statements

Arin Large Cap Theta Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	August 31,		February 28,				February 29,		February 28,
of the fiscal years or period ended	2022	(h)	2022		2021		2020		2019	2018

Net Asset Value, Beginning of Period	$ 10.39		$ 11.30		$ 9.54		$ 9.50		$ 10.50	$ 10.14

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	(0.03)		(0.07)		(0.07)		0.11		0.12	0.05
Net realized and unrealized gain (loss)
on investments and options written	(0.84)		(0.08)		2.44		0.13		(0.94)	0.49

Total from Investment Operations	(0.87)		(0.15)		2.37		0.24		(0.82)	0.54

Less Distributions:
Net investment income	-		-		(0.01)		(0.20)		(0.10)	(0.00)	(f)
Net realized gain	-		(0.76)		(0.60)		-		(0.08)	(0.18)

Total Distributions	-		(0.76)		(0.61)		(0.20)		(0.18)	(0.18)

Net Asset Value, End of Period	$ 9.52		$ 10.39		$ 11.30		$ 9.54		$ 9.50	$ 10.50

Total Return (a)	(17.37)%	(j)	(1.47)%		24.94%		2.55%		(7.80)%	5.31%
Net Assets, End of Period (in thousands)	$ 181,082		$188,926		$166,869		$96,449		$105,671	$ 121,889

Ratios of:
Interest Expense to Average Net Assets	-		0.00%	(e)	0.00%	(e)	0.03%		0.15%	0.04%
Gross Expenses to Average Net Assets (b)	0.62%	(i)	0.63%		0.65%		0.71%		0.83%	0.72%
Net Expenses to Average Net Assets (b)	0.62%	(i)	0.63%		0.65%		0.71%		0.83%	0.72%
Net Investment Income (Loss) to
Average Net Assets (b)(c)	(0.62)%	(i)	(0.63)%		(0.59)%		1.11%		1.18%	0.46%

Portfolio turnover rate	0.00%	(j)	0.00%		0.00%		456.80%	(g)	325.85%	94.85%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Less than 0.01% of average net assets.
(f) Less than $0.01 per share.
(g)	Portfolio turnover was calculated using the total long-term purchase amount of $27,391. All securities considered short-term were excluded from the calculation according to prescribed rules.
(h) Unaudited.
(i) Annualized.
(j) Not annualized.

See Notes to Financial Statements								(Continued)

Arin Large Cap Theta Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during each	August 31,		February 28,				February 29,		February 28,
of the fiscal years or period ended	2022	(g)	2022		2021		2020		2019	2018

Net Asset Value, Beginning of Period	$ 10.24		$ 11.18		$ 9.47		$ 9.43		$ 10.44	$10.13

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	(0.05)		(0.11)		(0.12)		0.06		0.08	(0.04)
Net realized and unrealized gain (loss)
on investments and options written	(0.83)		(0.07)		2.44		0.15		(0.93)	0.53

Total from Investment Operations	(0.88)		(0.18)		2.32		0.21		(0.85)	0.49

Less Distributions:
Net investment income	-		-		(0.01)		(0.17)		(0.08)	-
Net realized gain	-		(0.76)		(0.60)		-		(0.08)	(0.18)

Total Distributions	-		(0.76)		(0.61)		(0.17)		(0.16)	(0.18)

Net Asset Value, End of Period	$ 9.36		$ 10.24		$ 11.18		$ 9.47		$ 9.43	$10.44

Total Return (a)	(17.48)%	(i)	(1.74)%		24.58%		2.21%		(8.14)%	4.82%

Net Assets, End of Period (in thousands)	$ 43		$ 60		$ 73		$ 14		$ 13	$ 15

Ratios of:
Interest Expense to Average Net Assets	-		0.00%	(e)	0.00%	(e)	0.03%		0.15%	0.04%
Gross Expenses to Average Net Assets (b)	1.02%	(h)	1.03%		1.05%		1.11%		1.23%	1.12%
Net Expenses to Average Net Assets (b)	1.02%	(h)	1.03%		1.05%		1.11%		1.23%	1.12%
Net Investment Income (Loss) to
Average Net Assets (b)(c)	(1.02)%	(h)	(1.03)%		(1.03)%		0.68%		0.79%	(0.38)%

Portfolio turnover rate	0.00%	(i)	0.00%		0.00%		456.80%	(f)	325.85%	94.85%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Less than 0.01% of average net assets.
(f)	Portfolio turnover was calculated using the total long-term purchase amount of $27,391. All securities considered short-term were excluded from the calculation according to prescribed rules.
(g) Unaudited.
(h) Annualized.
(i) Not annualized.

See Notes to Financial Statements

Arin Large Cap Theta Fund

Notes to Financial Statements (Unaudited)

As of August 31, 2022

1.   Organization and Significant Accounting Policies
The Arin Large Cap Theta Fund (the “Fund”) is a series of the Starboard Investment Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.
The Fund will invest, under normal circumstances, at least 80% of net assets, plus borrowings for investment purposes, in a portfolio of options contract on securities whose value is based on companies with market capitalizations that qualify them as “large-cap” companies. The Advisor considers a company to be a “large cap” company if its market capitalization is at least $10 billion. The Fund utilizes one or more combinations of long and short put and call options (SPX options) on securities that are linked to the performance of the S&P 500 Index (the “Index”) in an effort to gain market exposure as well as to hedge the Fund’s market exposure and generate income. The Fund may, from time to time, also invest in options on other broad-based market indexes that represent the U.S. large-cap equity market. While the Fund invests in securities whose prices are affected by changes in the value of the Index, the Fund does not typically maintain full long investment exposure to the Index, does not track the Index, and its performance may differ significantly from that of the Index. The Fund’s three primary objectives are: gain a varying amount of market exposure to the Index; limit risk relative to a decline in the Index; and generate a series of cash flows.
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except that the Advisor Class Shares are subject to distribution and service fees which are further discussed in Note 4. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Date of Initial Public Investment for the Institutional Class Shares was August 14, 2013. The Date of Initial Public Investment for the Advisor Class Shares was September 3, 2013.
The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.
Investment Valuation
The Fund’s investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price at the time the valuation is made. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Treasury Bills are valued at the evaluated bid price provided by the pricing service.  The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they trade and are translated from the local currency into U.S. dollars.
Option Valuation
Options are valued at the mean of the last quoted bid and ask prices provided by a third-party pricing service from the primary exchange or board of trade on which such options are traded. Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid/Offer (NBBO) pricing information provided by the pricing services. An option may be fair valued when (i) the option does not trade on the valuation date and a reliable last quoted bid and ask price at the valuation time are not readily available or (ii) the Fund’s investment advisor or Fund management does not believe the prices provided by the pricing services reflect the market value of such option.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements (Unaudited)

As of August 31, 2022

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of August 31, 2022, for the Fund’s investments measured at fair value:

Investments (a)	Total	Level 1	Level 2	Level 3
Assets
Call Options Purchased	$59,991,680	$-	$59,991,680	$-
Put Options Purchased	373,257,865	-	373,257,865	-
Total Assets	$433,249,545	$-	$433,249,545	$-

Liabilities
Call Options Written	$22,170	$-	$22,170	$-
Put Options Written	254,583,830	-	254,583,830	-
Total Liabilities	$254,606,000	$-	$254,606,000	$-

 (a) The Fund had no Level 3 securities during the fiscal period ended August 31, 2022.
Purchased Options
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements (Unaudited)

As of August 31, 2022
Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.
Cash-Settled Options
For cash-settled options, the physical delivery of the underlying asset is not required. The settlement results in a cash payment at expiration or exercise instead of the delivery of an asset.  As of the fiscal period ended August 31, 2022, the Fund held all index options, which are considered cash-settled options, and settle to the cash value of the index.
Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.
Derivatives are marked to market daily based upon quotations from market makers or the Fund’s independent pricing services and the Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities for options purchased and the Options Written, at value on the Statement of Assets and Liabilities for options written.  Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the year are included in the Realized and Unrealized Gain on Investments on the Statement of Operations for options purchased and Realized and Unrealized Gain on Options Written on the Statement of Operations for options written.
The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of August 31, 2022:
Derivative Type	Location	Market Value
Purchased Options – Equity Risk	Assets – Investments, at value	$433,249,545
Written Options – Equity Risk	Liabilities – Options written, at value	$254,606,000

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the fiscal period ended August 31, 2022:

Derivative Type	Location	Gains/Losses
Purchased Options – Equity Risk	Net realized loss from investments	$(23,293,605)
Written Options – Equity Risk	Net realized gain from options written	$20,119,276
Purchased Options – Equity Risk	Net change in unrealized appreciation on investments	$5,026,866
Written Options – Equity Risk	Net change in unrealized depreciation on options written	$(17,779,161)

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements (Unaudited)

As of August 31, 2022
The following table represents the total premiums received or paid on options, which serve as an indicator of volume for options during the fiscal period ended August 31, 2022:
Derivative Type	Location	Gains/Losses
Purchased Options – Equity Risk	Premiums Paid	$428,325,582
Written Options – Equity Risk	Premiums Received	$233,154,179

Cash and Cash Equivalents
All highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. The Fund may have cash and cash equivalents on deposit with commercial banks and professional brokerage houses which, at times, may exceed federally insured limits.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Distributions
The Fund may declare and distribute dividends from net investment income (if any) monthly or quarterly. Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.
Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
2. Risk Considerations
Risks from Selling or Writing Options. Writing option contracts can result in losses that exceed the Fund’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the security. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option. Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund to profit from an increase in the market value of stocks in exchange for upfront cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option. There is no assurance that a liquid market will exist when the Fund seeks to close out an option position. Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements (Unaudited)

As of August 31, 2022
Investments in the Fund may also be subject to counterparty risk on derivatives. This risk refers to the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due.  As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment.  Changes in the financial condition of an issuer or counterparty, changes in specific economic, social, or political conditions that affect a particular type of security or other instrument or an issuer, and changes to economic, social, or political conditions in general can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due.
Risks from Purchasing Options. If a call or put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option. Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the Fund’s strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the Fund seeks to close out an option position. Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.
General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies (including those in the Fund’s portfolio) may decline regardless of their long-term prospects. The Fund’s performance per share will change daily in response to such factors.
Equity Securities Risk.  Investments in securities whose performance is linked to that of equity securities, such as SPX options, may fluctuate in value response to many factors, including the activities of the individual issuers included in the Index, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
ETF Investing Risk.  The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF’s underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities, an ETF may trade at a premium or discount to its net asset value, or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be costlier than if the Fund had owned the underlying securities directly. The Fund and, indirectly, shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale of the ETFs in its portfolio.
U.S. Government Securities Risk. Some U.S. Government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. Government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.
(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements (Unaudited)

As of August 31, 2022
Investment Advisor Risk.  The Advisor’s ability to choose suitable investments and implement the strategies described above has a significant impact on the ability of the Fund to achieve its investment objectives. The experience of the portfolio managers is discussed in “Management of the Fund – Investment Advisor.”
Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors and/or other third-party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement, or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.
Portfolio Turnover Risk.  The Advisor will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund and those expenses may adversely affect the Fund’s performance.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.  Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be greater than 100%.
COVID-19 Risk. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has 6 now been detected globally. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings. The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors. The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. If there is a significant decline in the value of the Fund’s portfolio, this may impact the Fund’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.
(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements (Unaudited)

As of August 31, 2022
3.   Transactions with Related Parties & Service Providers
Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The Advisor shall receive an investment advisory fee equal to an annualized rate of 0.40% of the average daily net assets of the Fund.
In accordance with these terms, the Fund incurred $374,519 in advisory fees for the fiscal period ended August 31, 2022.
Administrator
a) The Fund pay customary fees to The Nottingham Company (the “Administrator”) for its services as Fund Administrator and Fund Accountant. Certain officers of the Administrator are also officers of the Trust.
b) Operating Plan:  The Advisor has entered into an Operating Plan with the Administrator, through June 30, 2023 under which it has agreed to make the following payments to the Administrator: (i) when the Fund’s assets are below $49 million, the Advisor pays the Administrator a fee based on the daily average net assets of the Fund; and (ii) when the consolidated fee collected by the Administrator is less than a designated minimum operating cost, then the Advisor pays the Administrator a fee that makes up the difference. The Advisor is also obligated to pay the following Fund expenses under the Operating Plan: (i) marketing, distribution, and servicing expenses related to the sale or promotion of Fund shares that the Fund is not authorized to pay pursuant to the Investment Company Act; (ii) expenses incurred in connection with the organization and initial registration of shares of the Fund; (iii) expenses incurred in connection with the dissolution and liquidation of the Fund; (iv) expenses related to shareholder meetings and proxy solicitations; (v) fees and expenses related to legal, auditing, and accounting services that are in amounts greater than the limits or outside of the scope of ordinary services; and (vi) hiring employees and retaining advisers and experts as contemplated by Rule 0-1(a)(7)(vii) of the Investment Company Act.
The Operating Plan may be terminated by either party at the conclusion of the then current term upon: (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Fund’s administrator under the Operating Plan.  If the Operating Plan is terminated when the Fund is at lower asset levels, the administrator would likely need to terminate the Fund Accounting and Administration Agreement in order to avoid incurring expenses without reimbursement from the Advisor. Unless other expense limitation arrangements were put in place, the Fund’s expenses would likely increase.
Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the Administrator for their services pursuant to the Compliance Services Agreement with the Fund.
Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.
Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.
(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements (Unaudited)

As of August 31, 2022

4.   Trustees and Officers
The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Fund.  The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustee”) receives $2,000 per series per year, $200 per meeting attended, and $500 per series per special meeting related to contract renewal issues.  The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings. The Trust reimbursed each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.  Additional fees were incurred during the year as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees.
Certain officers of the Trust may also be officers of the Administrator.
5.   Distribution and Service Fees
The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Advisor Class Shares. The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may also incur expenses, which may not exceed 0.40% (0.25% for service fees and 0.15% for distribution fees) per annum of the Fund’s average daily net assets attributable to the Advisor Class Shares, for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Advisor Class shares of the Fund or pay compensation for providing account maintenance services to the Advisor Class Shares of the Fund.  For the fiscal period ended August 31, 2022, the Advisor Class Shares incurred $285 in distribution and service fees.
6.   Purchases and Sales of Investment Securities
For the fiscal period ended August 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
Purchases of Securities	Proceeds from Sales of Securities
$ -	$ -

7.   Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.
Management has reviewed the Fund’s tax positions to be taken on the federal income tax returns during the open tax years ended 2019 through 2022, and during the fiscal period ended August 31, 2022 and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.
(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements (Unaudited)

As of August 31, 2022
Distributions during the fiscal year or period ended were characterized for tax purposes as follows:
	Distributions from
For the Year/Period Ended	Ordinary Income	Long-Term Capital Gains
08/31/2022	$ -	$ -
02/28/2022	3,001,526	4,560,994

At August 31, 2022, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$195,171,403

Unrealized Appreciation	$16,234,503
Unrealized Depreciation	(32,762,361)
Net Unrealized Depreciation	$(16,527,858)

8.  Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.
9.  Beneficial Ownership
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of August 31, 2022, there were no beneficial owners of the Institutional Shares. As of August 31, 2022, Erik Haugen held 79.13% of the Advisor Class Shares. Erik Haugen is a beneficial owner of the Advisor Class Shares.
10.   Reorganization
At meetings held on June 9, 2022 and October 31, 2022, the Board of Trustees of the Starboard Investment Trust (the “Board”) approved the vote of shareholders of the Fund at a Shareholder Meeting where the following matters would be presented: (i) the reorganization of the Fund into a newly created series of EA Series Trust; (ii) and the transaction of such other business as may properly come before the shareholder meeting or any continuations after an adjournment thereof. The Board recommended to the shareholders of the Fund that they approve a reorganization of the Fund into a newly created series of EA Series Trust.
11.  Subsequent Events
In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Arin Large Cap Theta Fund

Additional Information (Unaudited)

As of August 31, 2022
1.	Proxy Voting Policies and Voting Record
A copy of the Advisor’s Proxy Voting Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.
2.	Quarterly Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.
3.	Tax Information
We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended August 31, 2022.
During the fiscal period, the Fund did not pay any ordinary income distributions or long-term capital gains.
Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.
4.	Schedule of Shareholder Expenses
As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2022 through August 31, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(Continued)

Arin Large Cap Theta Fund

Additional Information (Unaudited)

As of August 31, 2022
Institutional Class Shares	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 826.30	$5.66
	$1,000.00	$1,043.80	$6.34
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.62%, multiplied by 184/365 (to reflect one half year).

Advisor Class Shares	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 825.20	$ 9.31
	$1,000.00	$1,039.80	$10.40
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.02%, multiplied by 184/365 (to reflect one half year).
5.	Approval of Advisory Agreement
In connection with the regular Board meeting held on March 10, 2022, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisor, with respect to the Fund (the "Investment Advisory Agreement").
The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.
In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:
(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives, policies and limitations; its coordination of services for the Fund among the Fund’s service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares (although no portion of the investment advisory fee was targeted to pay distribution expenses). The Trustees evaluated: the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; and the Advisor’s compliance program.
The Trustees also reviewed the financial statements for the Advisor and discussed the financial stability of the firm. The Trustees noted that the Advisor pays the Administrator a portion of its investment advisory fee in order to help limit the Fund’s annual operating expenses. The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name.

(Continued)

Arin Large Cap Theta Fund

Additional Information (Unaudited)

As of August 31, 2022
After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.
(ii)
Performance.  The Trustees compared the performance of the Fund with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Lipper peer group average). The Trustees noted the Fund had outperformed the peer group and category averages for the 1-year period and had underperformed the peer group and category averages for all periods shown. IT was noted that the Advisor has not made any strategy adjustments, as the Fund seeks to source its return from changes in volatility levels as well as the differential between the actual movement in the S&P 500 and the movement implied byu the options market. The Trustees also considered the consistency of the Advisor’s management of the Fund with its investment objective, policies and limitations. After reviewing the investment performance of the Fund, the Advisor’s experience managing the Fund, the Advisor’s historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Advisor was satisfactory.

(iii)
Fees and Expenses.  The Trustees noted the management fee for the Fund under the Investment Advisory Agreement and compared the advisory fee and expense ratio of the Fund to other comparable funds. The Trustees noted that the management fee and expense ratio were lower than the peer group and category averages.  Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by the Fund were not unreasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of the Fund over the past twelve months.  The Board noted that the Advisor did realize a profit during the prior twelve months of operations. The Board considered the quality of the Advisor’s service to the Fund, and after further discussion, concluded that the Advisor’s level of profitability was not excessive.

(v)
Economies of Scale. In this regard, the Trustees reviewed the Fund’s operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees then reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale in the future as the Fund grows.  The Trustees determined that the maximum management fee would stay the same regardless of the Fund’s asset levels.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future if the Fund grows.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the Fund.
6.     Liquidity Risk Management Program
Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940, requires a mutual fund to adopt a liquidity risk management program (“Program”), and disclose information about the operation and effectiveness of its Program in its reports to shareholders.
Under the Program, each of the Fund’s portfolio investments are classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.
(Continued)

Arin Large Cap Theta Fund

Additional Information (Unaudited)

As of August 31, 2022
In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from December 1, 2020 through November 30, 2021 (the “Period”). During the Period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the Period the Program was implemented effectively.

Arin Large Cap Theta Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	Arin Risk Advisors, LLC
116 South Franklin Street	100 East Hector Street
Post Office Box 69 Rocky Mount, North Carolina 27802-0069	Suite 215 Conshohocken, PA 19428-2388

Telephone: 800-773-3863	Telephone: 610-822-3400

World Wide Web @: ncfunds.com	World Wide Web @: arinllc.com

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	December 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	December 16, 2022

/s/ Ashley H. Lanham
By:	Ashley H. Lanham Treasurer, Principal Accounting Officer, and Principal Financial Officer

Date:	December 16, 2022